Improvements to concession assets - net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Improvements to Concession Assets

As of December 31, 2022, 2023 and 2024, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2022		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2022
Investment:
Improvements to concession assets	Ps.	19,032,526	Ps.	346,931	Ps.	(29,567)	Ps.	2,997,862	Ps.	(241,843)	Ps.	22,105,909
Construction in-progress		5,352,578		4,233,640		—		(2,997,862)		(20,144)		6,568,212
Total investment		24,385,104		4,580,571		(29,567)		—		(261,987)		28,674,121
Accumulated amortization		(7,527,252)		(995,671)		14,068		—		95,227		(8,413,628)
Net amounts	Ps.	16,857,852	Ps.	3,584,900	Ps.	(15,499)	Ps.	—	Ps.	(166,760)	Ps.	20,260,493

	Balance as of January 1, 2023		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2023
Investment:
Improvements to concession assets	Ps.	22,105,909	Ps.	3,466,108	Ps.	(45,609)	Ps.	1,474,633	Ps.	(497,455)	Ps.	26,503,586
Construction in-progress		6,568,212		7,311,966		—		(1,474,633)		(35,647)		12,369,898
Total investment		28,674,121		10,778,074		(45,609)		—		(533,102)		38,873,484
Accumulated amortization		(8,413,628)		(1,578,061)		10,496		—		104,953		(9,876,240)
Net amounts	Ps.	20,260,493	Ps.	9,200,013	Ps.	(35,113)	Ps.	—	Ps.	(428,149)	Ps.	28,997,244

	Balance as of January 1, 2024		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2024
Investment:
Improvements to concession assets	Ps.	26,503,586	Ps.	1,662,838	Ps.	(45,073)	Ps.	7,522,852	Ps.	803,410	Ps.	36,447,613
Construction in-progress		12,369,898		6,917,645		—		(7,522,852)		128,671		11,893,362
Total investment		38,873,484		8,580,483		(45,073)		-		932,081		48,340,975
Accumulated amortization		(9,876,240)		(1,533,638)		35,443		—		(354,224)		(11,728,659)
Net amounts	Ps.	28,997,244	Ps.	7,046,845	Ps.	(9,630)	Ps.	-	Ps.	577,857	Ps.	36,612,316

Summary of the Net Amounts of Improvements to Concession Assets

As of December 31, 2022, 2023 and 2024, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2022		December 31, 2023		December 31, 2024
Net amounts:
Improvements to concession assets	Ps.	13,692,281	Ps.	16,627,346	Ps.	24,718,954
Construction in-progress		6,568,212		12,369,898		11,893,362
Total amounts	Ps.	20,260,493	Ps.	28,997,244	Ps.	36,612,316